SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Share Options
Outstanding, beginning balance	3,436,364	3,396,797
Granted	1,236,146	1,028,728	1,085,094
Exercised	(1,485,763)	(753,936)
Forfeited	(363,940)	(235,225)
Outstanding, ending balance	2,822,807	3,436,364	3,396,797
Vested and expected to vest	2,572,024
Exercisable	2,099,922
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.43	$ 1.61
Granted	1.26	0.10
Exercised	0.33	0.64
Forfeited	1.64	0.63
Outstanding, ending balance	1.91	$ 1.43	$ 1.61
Vested and expected to vest	1.87
Exercisable	$ 1.82
Weighted Average Remaining Contractual Years
Outstanding	6 years 10 months 6 days	5 years 11 months 26 days	6 years 5 months 19 days
Vested and expected to vest	6 years 5 months 12 days
Exercisable	5 years 8 months 19 days
Outstanding, Aggregate Intrinsic Value	$ 4,311	$ 1,815	$ 15,919
Vested and expected to vest, Aggregate Intrinsic Value	3,717
Exercisable, Aggregate Intrinsic Value	$ 3,261